RELATED PARTY BALANCES (Details Narrative) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Account Receivable. Related Party	$ 177,519	$ 177,519	$ 163,366